Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Derivative Instruments and Hedging Activities [Abstract]
Cumulative amount of fair value hedging adjustments remaining for the liabilities	¥ 482	¥ 87